ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2025	2024
Accounts receivable	$109	$142
Less: Allowance for credit losses	(1)	(1)
	$108	$141

Summary of Changes in Allowance for Credit Losses

The following is a summary of the changes in our Company’s allowance for credit losses during the years ended December 31, 2025, 2024 and 2023:

(in US$ thousands)	2025	2024	2023
Balance at beginning of year	$1	$2	$1
Additions: Provision for expected credit losses	1	1	7
Less: Write-off	(1)	(1)	(6)
Translation adjustment	—	(1)	—
Balance at end of year	$1	$1	$2